Dispositions (Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations in Consolidated Statements of Operations
Total revenues		$ 12
Total expenses		0
Income (loss) before provision for income tax		12
Provision for income tax expense (benefit)		4
Income (loss) from discontinued operations, net of income tax	$ 0	$ 8	$ 0